LOANS, FINANCING, DEBENTURES LEASES AND 5G LICENSES - Summary of Funding and Payments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LOANS, FINANCING, DEBENTURES AND LEASES
Additions	R$ 7,794,631	R$ 5,199,080
Write-offs (payments), Principal	(3,901,147)	(5,297,688)	R$ (3,696,660)
Write-offs (payments), Financial charges	(853,805)	(781,092)	R$ (746,986)
Write-offs (payments), Total	(4,754,952)	(6,078,780)
Loan and financing
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal	(74)	(48,645)
Write-offs (payments), Financial charges	(4)	(1,972)
Write-offs (payments), Total	(78)	(50,617)
BNDES
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal	(74)	(8,849)
Write-offs (payments), Financial charges	(4)	(111)
Write-offs (payments), Total	(78)	(8,960)
BNB
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal		(39,796)
Write-offs (payments), Financial charges		(1,861)
Write-offs (payments), Total		(41,657)
Debentures
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal	(1,028,312)	(1,025,583)
Write-offs (payments), Financial charges	(38,669)	(123,202)
Write-offs (payments), Total	(1,066,981)	(1,148,785)
1st issue - Minas Comunica
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal	(28,312)	(25,583)
Write-offs (payments), Financial charges	(1,697)	(1,995)
Write-offs (payments), Total	(30,009)	(27,578)
5th issue
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal	(1,000,000)
Write-offs (payments), Financial charges	(36,972)	(88,819)
Write-offs (payments), Total	(1,036,972)	(88,819)
6th issue
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal		(1,000,000)
Write-offs (payments), Financial charges		(32,388)
Write-offs (payments), Total		(1,032,388)
Financing - Suppliers
LOANS, FINANCING, DEBENTURES AND LEASES
Additions	221,840	370,538
Write-offs (payments), Principal	(370,635)	(970,029)
Write-offs (payments), Financial charges	(10,248)	(47,703)
Write-offs (payments), Total	(380,883)	(1,017,732)
Contingent consideration (PPA)
LOANS, FINANCING, DEBENTURES AND LEASES
Write-offs (payments), Principal		(344,217)
Write-offs (payments), Financial charges		(105,678)
Write-offs (payments), Total		(449,895)
Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Additions	3,113,349	4,828,542
Write-offs (payments), Principal	(2,455,690)	(2,909,214)
Write-offs (payments), Financial charges	(804,884)	(502,537)
Write-offs (payments), Total	(3,260,574)	R$ (3,411,751)
5G Licenses
LOANS, FINANCING, DEBENTURES AND LEASES
Additions	4,459,442
Write-offs (payments), Principal	(46,436)
Write-offs (payments), Total	R$ (46,436)